Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Equity Index 500 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
T. Rowe Price Extended Equity Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
T. Rowe Price Total Equity Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to match the performance of the entire U.S. stock market.